Aging Analysis of Past Due Financing Receivables (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	$ 16,154	$ 14,378
Current	10,466,075	8,885,938
Total	10,482,229	8,900,316
Mortgage Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	10,400,141	8,825,418
Total	10,400,141	8,825,418
Non Trade Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	15,964	14,318
Current	16,859	16,239
Total	32,823	30,557
Affiliates
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	39,120	33,000
Total	39,120	33,000
Non Affiliates
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	190	60
Current	9,955	11,281
Total	10,145	11,341
Financing Receivables, 31 to 60 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	7,699	6,953
Financing Receivables, 31 to 60 Days Past Due | Non Trade Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	7,590	6,893
Financing Receivables, 31 to 60 Days Past Due | Non Affiliates
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	109	60
Financing Receivables, 61 to 90 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	1,672	1,796
Financing Receivables, 61 to 90 Days Past Due | Non Trade Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	1,662	1,796
Financing Receivables, 61 to 90 Days Past Due | Non Affiliates
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	10
Financing Receivables, Equal to Greater than 90 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	6,783	5,629
Financing Receivables, Equal to Greater than 90 Days Past Due | Non Trade Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	6,712	$ 5,629
Financing Receivables, Equal to Greater than 90 Days Past Due | Non Affiliates
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	$ 71